BUSINESS COMBINATIONS (Details 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Apr. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Newavemember [Member]
Total merger consideration	$ 14,900		$ 14,900	$ 14,900
Multimedia Games Holding Company Inc
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)		$ 1,093,105			$ 1,093,105	$ 1,093,105
Common stock shares issued (in shares)		(29,948)			(29,948)	29,948
Share price (in dollars per share)		$ 36.50			$ 36.50		$ 36.50
Total merger consideration		$ 1,149,389			$ 1,149,389	$ 1,149,389
Repayments of debt and other obligations		25,065
Outstanding cash at acquisition date		(118,299)
Total purchase consideration		1,056,155
Multimedia Games Holding Company Inc | Equity Award Holders
Cash consideration paid		$ 56,284			$ 56,284	$ 56,284